Long-term debt	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Long-term debt
Long-term debt

5. Long-term debt

Prior to September 2018, the Company had $17.5 million in outstanding surplus notes which had been issued by PSIC on February 3, 2015 for a term of seven years. The surplus notes bore interest at the rate of LIBOR plus 8.00% and had restrictions as to payments of interest and principal and any such payment required the prior approval of the Oregon Insurance Commissioners before such payment could be made. Such payments could only be made from surplus.

In September 2018, the Company completed a private placement financing of $20.0 million floating rate senior secured notes (Floating Rate Notes). As part of the financing agreement, the Company immediately used surplus funds to pay down the existing $17.5 million in surplus notes. As part of this pre‑payment, the Company incurred a penalty of $0.1 million which, along with unamortized debt issuance costs of $0.4 million, was charged to income in September 2018.

The Floating Rate Notes were redeemed pursuant to their terms on May 23, 2019, at a redemption price equal to 102% of the principal amount of the Floating Rate Notes, or $20.4 million (plus $0.3 million of accrued and unpaid interest thereon). The Company recognized a charge of $1.3 million upon redemption with $0.4 million due to the redemption premium and $0.9 million due to the write-off of unamortized debt issuance costs. The $0.4 million redemption premium was recognized as a component of interest expense and the $0.9 million issuance cost write-off was recognized as a component of other underwriting expenses in the Company's Unaudited Condensed Consolidated Statement of Income (Loss) and Comprehensive Income (Loss).

The Floating Rate Notes would have matured on September 6, 2028 and bore interest at the three‑month treasury rate plus 6.50% per annum. The Company incurred $0.7 million in interest expense related to the Floating Rate Notes for the three months ended June 30, 2019 (inclusive of the $0.4 million redemption premium) and $0.5 million in interest expense related to the surplus notes for the three months end June 30, 2018. The Company paid $0.7 million and $0.5 million of interest for each period, respectively.  The Company incurred $1.1 million in interest expense related to the Floating Rate Notes for the six months ended June 30, 2019 (inclusive of the $0.4 million redemption premium) and $0.9 million in interest expense related to the surplus notes for the six months end June 30, 2018. The Company paid $1.2 million and $0.9 million of interest for each period, respectively.

9. Long‑term debt

Prior to September 2018, the Company had $17.5 million in outstanding surplus notes which had been issued by PSIC on February 3, 2015 for a term of seven years. The surplus notes bore interest at the rate of LIBOR plus 8.00% and had restrictions as to payments of interest and principal and any such payment required the prior approval of the Oregon Insurance Commissioners before such payment could be made. Such payments could only be made from surplus.

In September 2018, the Company completed a private placement financing of $20.0 million floating rate senior secured notes (the “Floating Rate Notes”). As part of the financing agreement, the Company immediately used surplus funds to pay down the existing $17.5 million in surplus notes. As part of this pre‑payment, the Company incurred a penalty of $0.1 million which, along with unamortized debt issuance costs of $0.4 million, was charged to income in 2018.

The Floating Rate Notes mature on September 6, 2028 and bear interest at the three‑month treasury rate plus 6.50% per annum. This rate resets quarterly and interest is payable quarterly in arrears on March 20, June 20, September 20 and December 20 of each year, commencing on December 20, 2018.

Prior to September 6, 2019, Palomar Insurance Holdings, Inc. may redeem the Floating Rate Notes at its option, in whole at any time or in part from time to time, at a redemption price equal to 100% of the principal amount of the Floating Rate Notes redeemed, plus a “make‑whole” premium and accrued and unpaid interest and additional interest, if any. After September 6, 2019, Palomar Insurance Holdings, Inc. may redeem the Floating Rate Notes at its option, in whole or in part, at certain redemption prices. If a change of control occurs, Palomar Insurance Holdings, Inc. must offer to purchase the Floating Rate Notes at 100% of their principal amount, plus accrued and unpaid interest.

The Floating Rate Notes are fully and unconditionally guaranteed on a senior secured basis by a pledge of the capital stock owned by Palomar Holdings, Inc. of its equity interests in Palomar Insurance Holdings, Inc. Such security interest consists of a first‑priority lien with respect to the collateral.

The Floating Rate Notes contain certain customary affirmative and negative covenants and events of default. The negative covenants limit Palomar Insurance Holdings, Inc.’s ability to, among other things, incur additional indebtedness, create liens on certain assets, pay dividends or prepay junior debt or make other restricted payments, make certain loans, acquisitions or investments, engage in transactions with affiliates, conduct asset sales, restrict dividends from subsidiaries or restrict liens, or merge, consolidate, sell or otherwise dispose of all or substantially all of Palomar Insurance Holdings, Inc.’s assets. The Company was in compliance with all debt covenants as of December 31, 2018.

Approved interest incurred and paid through September 6, 2018 relating to the Surplus notes totaled $5.7 million of which $1.2 million, $1.6 million and $1.5 million was incurred and paid in each of 2018, 2017 and 2016, respectively. The Company had no unpaid and unapproved interest as of September 6, 2018, December 31, 2017 and 2016.

The Company incurred $0.6 million in interest expense relating to the Floating Rate Notes for the year ended December 31, 2018 and paid $0.5 million in interest. The Company had $0.1 million of interest accrued at December 31, 2018